Income taxes (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income from continuing operations before income taxes	¥ 107,371	¥ 84,460	¥ 13,398
The Company and domestic subsidiaries
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income from continuing operations before income taxes	23,398	25,262	(7,473)
Foreign Subsidiaries
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income from continuing operations before income taxes	¥ 83,973	¥ 59,198	¥ 20,871